Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Software	1,277,753	1,277,753	163,586
Less: accumulated amortization	(1,165,704)	(1,277,753)	(163,586)
Intangible assets, net	112,049	—	—

Amortization recognized for the years ended December 31, 2021, 2022, and 2023 were HKD 151,634, HKD 137,358 and HKD 112,049 (approximately US$14,345), respectively.